Time charter revenues - Narrative (Details) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Time charter revenues | $	$ 0.0	$ 22.6	$ 0.0
Minimum
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Remaining charter periods		14 months
Maximum
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Remaining charter periods		36 months
Time charter revenues
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Number of vessels		6
Fixed rate time charter
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Number of vessels		1
Variable rate time charter
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Number of vessels		5